STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Common Stock) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 05, 2016	Jul. 31, 2013	Feb. 29, 2012	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Authorized shares of capital stock							1,850.0
Authorized shares of common stock							1,800.0
Authorized shares of preferred stock							50.0
Authorized annual rate of common stock dividend (in dollars per share)			$ 1.25		$ 0.20
Supplemental common stock dividend (in dollars per share)		$ 1.00		$ 0.1105
Common Stock, Value of Shares Authorized for Issue in Transaction						$ 1,000,000
Net proceeds from sale of common stock							$ 1,936,000	$ 0	$ 0
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Value of Shares Authorized for Issue in Transaction						$ 1,000,000
Stock Issued During Period, Shares, New Issues							206.0
Shares Issued, Price Per Share							$ 9.53
Proceeds from Issuance of Common Stock, Gross							$ 1,960,000
Net proceeds from sale of common stock							1,940,000
Fees and Commissions							$ 20,000
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	4.0
Proceeds from Issuance of Common Stock, Gross	$ 29,000
Fees and Commissions	$ 300